SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable	$ 1,194,438	$ 768,032
Less reserve for uncollectable accounts	(75,000)	(75,000)	$ (75,000)
Total	$ 1,119,438	693,032
Accounts Receivable		748,032	340,378
Total		$ 673,032	$ 265,378